File Nos. 333-53836
                                                                   811-10213
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               POST-EFFECTIVE AMENDMENT TO

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 1                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 2                                                     [X]

                      (Check appropriate box or boxes.)

     CONSECO VARIABLE ANNUITY ACCOUNT I
     -------------------------------------------------
     (Exact Name of Registrant)

     CONSECO VARIABLE INSURANCE COMPANY
     ----------------------------------------



     (Name of Depositor)

     11815 N. Pennsylvania Street
     Carmel, Indiana                                               46032-4572


     ---------------------------------------------------           ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (317) 817-3700

     Name and Address of Agent for Service
       Michael A. Colliflower
       Conseco Variable Insurance Company
       11815 N. Pennsylvania Street
       Carmel, Indiana 46032-4572
       (317) 817-3700

     Copies to:
       Judith A. Hasenauer
       Blazzard, Grodd & Hasenauer, P.C.
       4401 West Tradewinds Avenue
       Suite 207
       Fort Lauderdale, Florida 33308
       (954) 771-7909

It is proposed that this filing will become effective:

__X__ immediately upon filing pursuant to paragraph (b) of Rule 485 _____ on May 1, 2001 pursuant to paragraph (b) of Rule 485 _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 _____ on (date) pursuant to paragraph
(a)(1) of Rule 485

If appropriate, check the following:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Flexible Premium Deferred Annuity Contracts

                                    CROSS REFERENCE SHEET
                                 (required by Rule 495)

ITEM NO.                                                                  Location
- --------                                                                  --------
                                    PART A

Item 1.          Cover Page                                                Cover Page


Item 2.          Definitions                                               Index of Special Terms

Item 3.          Synopsis                                                  Summary

Item 4.          Condensed Financial Information                           Not Applicable

Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          Conseco Variable; The
                                                                          Separate Account;
                                                                          Investment Options;
                                                                          Appendix A

Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Annuity Period)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information

                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
- --------                                                                        --------

                                     PART B

Item 15.            Cover Page                                                  Cover Page

Item 16.            Table of Contents                                           Table of Contents

Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable

Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Calculation of Performance
                                                                                Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

Note:

This registration is being filed for the purpose of adding two portfolios from the Janus Aspen Series - Service Shares and deleting the corresponding portfolios of the Janus Aspen Series - Institutional Shares.



                                     PART A

                              PROSPECTUS SUPPLEMENT
                               Dated August 13, 2001

                          Supplement to the Prospectus
                             dated June 5, 2001 for
             Individual Flexible Premium Preferred Annuity Contract

                                    Issued by
                           CONSECO VARIABLE ACCOUNT I
                                       and
                       CONSECO VARIABLE INSURANCE COMPANY
                                                                         CV2023
--------------------------------------------------------------------------------
You should keep this supplement with your Prospectus.

The purpose of this supplement is to describe certain changes to the investment portfolios that are available under the Contract.

1. Effective immediately, the following portfolios of the Janus Aspen Series (Institutional Shares) as shown in the Prospectus are no longer available:

                  Growth Portfolio
                  Worldwide Growth Portfolio

In lieu of these, the following portfolios of the Janus Aspen Series (Service Shares) are being made available:

                  Growth Portfolio
                  Worldwide Growth Portfolio

2.       The following amends the ANNUAL FUND EXPENSES shown in the Prospectus:

         ANNUAL FUND EXPENSES:
         (As a percentage of the average daily net assets of a portfolio)

                                                                                OTHER
                                                                                EXPENSES
                                                                                (AFTER
                                                                                EXPENSE          TOTAL
                                                                                REIMBURSE-       ANNUAL
                                                                                MENT, IF         PORTFOLIO
                                            MANAGE-                             ANY, FOR         EXPENSES
                                            MENT              12b-1             CERTAIN          (WITHOUT
                                            FEES              FEES              PORTFOLIOS       WAVIER)

JANUS ASPEN SERIES, SERVICE SHARES*
         Growth Portfolio                   0.65%             0.25%             0.02%            0.92%
         Worldwide Growth Portfolio         0.65%             0.25%             0.05%            0.95%

*Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for the Portfolios.

3. The following amends the EXAMPLES shown in the prospectus. You should refer to the prospectus for an explanation of these examples.

CHART 1 - CURRENT CHARGES

         You would pay the following expense on a $1,000 investment, assuming 5% annual return on assets: Example (a) - Assuming surrender at the end of the periods shown: Example (b) - Assuming the contract stays in force through the periods shown: Example (c) - Assuming annuitization at the end of the periods shown:

                                                                                1 Year           3 Years
                                                                                ------           -------
JANUS ASPEN SERIES
         Growth Portfolio (Service Shares)                             (a)      $87.02           $128.01
                                                                       (b)      $24.20            $74.49
                                                                       (c)      $87.02           $128.01
         Worldwide Growth Portfolio (Service Shares)                   (a)      $87.32           $128.92
                                                                       (b)      $24.50            $75.39
                                                                       (c)      $87.32           $128.92

CHART 2 - MAXIMUM CHARGES

         You would pay the following expense on a $1,000 investment, assuming 5% annual return on assets: Example (a) - Assuming surrender at the end of the periods shown: Example (b) - Assuming the contract stays in force through the periods shown: Example (c) - Assuming annuitization at the end of the periods shown:

                                                                                1 Year           3 Years
                                                                                ------           -------
JANUS ASPEN SERIES
         Growth Portfolio (Service Shares)                             (a)      $112.19          $201.70
                                                                       (b)       $49.20          $147.72
                                                                       (c)      $112.19          $201.70
         Worldwide Growth Portfolio (Service Shares)                   (a)      $112.50          $202.57
                                                                       (b)       $49.50          $148.57
                                                                       (c)      $112.50          $202.57

4. The summary of the investment objectives and strategies contained in Appendix A of the Prospectus for the Janus Aspen Series Growth Portfolio and Worldwide Growth Portfolio is also applicable to the same Portfolios of the Janus Aspen Series - Service Shares.

Registrant hereby incorporates by reference the Prospectus included in the Registrant's Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Conseco Variable Annuity Account I) (File No. 333-53836) filed electronically on May 15, 2001.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS
                                    ISSUED BY

                       CONSECO VARIABLE ANNUITY ACCOUNT I

                                       AND

                       CONSECO VARIABLE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED JUNE 5, 2001, AND SUPPLEMENTED AUGUST 10, 2001, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS WHICH ARE DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL US AT (800) 342-6307 OR WRITE US AT OUR ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET, CARMEL, INDIANA 46032.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED AUGUST 10, 2001.

                                TABLE OF CONTENTS

                                                                                                          Page


COMPANY  .......................................................................................................

INDEPENDENT ACCOUNTANTS..........................................................................................

LEGAL OPINIONS...................................................................................................

DISTRIBUTION.....................................................................................................
         Reduction or Elimination of the Contingent Deferred Sales Charge........................................

CALCULATION OF PERFORMANCE INFORMATION...........................................................................
         Total Return............................................................................................
         Performance Information.................................................................................
         Historical Unit Values..................................................................................
         Reporting Agencies......................................................................................

FEDERAL TAX STATUS
        General .................................................................................................
        Diversification ........................................................................................
          Multiple Contracts .....................................................................................
          Partial 1035 Exchanges .................................................................................
          Contracts Owned by Other than Natural Persons ..........................................................
          Tax Treatment of Assignments ...........................................................................
          Gifting a Contract......................................................................................
          Death Benefits .........................................................................................
          Income Tax Withholding .................................................................................
          Tax Treatment of Withdrawals-- Non-Qualified Contracts .................................................
          Withdrawals - Investment Adviser Fees...................................................................
          Qualified Plans ........................................................................................
          Roth IRAs ..............................................................................................
          Tax Treatment of Withdrawals-- Qualified Contracts .....................................................
          Tax-Sheltered Annuities-- Withdrawal Limitations .......................................................
          Mandatory Distributions-- Qualified Plans ..............................................................

ANNUITY PROVISIONS...............................................................................................
         Variable Annuity Payout.................................................................................
         Annuity Unit............................................................................................
         Fixed Annuity Payout....................................................................................

FINANCIAL STATEMENTS.............................................................................................

COMPANY

Information regarding Conseco Variable Insurance Company ("Company" or "Conseco Variable") is contained in the prospectus. On October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name.

INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable as of December 31, 2000 and 1999, and for the years ended December 31, 2000, 1999 and 1998, included in this statement of additional information , have been audited by PricewaterhouseCoopers LLP, 2900 One American Square, Indianapolis, Indiana 46282, independent accountants, as set forth in their report appearing therein.

LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut and Fort Lauderdale Florida has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the prospectus.

DISTRIBUTION

Conseco  Equity  Sales,  Inc.,  an  affiliate  of  the  Company,   acts  as  the
distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

         1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

         2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

         3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

         4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

         The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, we may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Insurance Charge and the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Contingent Deferred Sales Charges.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Contract Maintenance Charge and Contingent Deferred Sales Charge. The deduction of any Contract Maintenance Charge and Contingent Deferred Sales Charge would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable
Contract Maintenance Charges and any applicable Contingent Deferred Sales Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is: n P (1 + T) = ERV Where:

         P        =        a hypothetical initial payment of $1,000
         T        =        average annual total return
         n        =        number of years
         ERV      =        ending  redeemable  value  at the end of the  time
                           periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

PERFORMANCE INFORMATION

The Contracts and the Separate Account are new and therefore do not have an investment performance history. However, certain corresponding Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios affects Accumulation Unit values, the Company has developed performance information. The information is based upon the historical experience of the Portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

The following charts reflect performance information for the periods shown. The performance information reflects performance commencing from the inception date of the underlying portfolio. Column A is average annual total return which reflects the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the portfolios. Column B reflects the deduction of the insurance charges and the fees and expenses of the portfolios.


Chart 1 is for the standard contracts; Chart 2 is for contracts with the guaranteed minimum death benefit; and Chart 3 is for contracts with the guaranteed minimum death benefit and guaranteed minimum income benefit. These examples do not show the effect of electing the earnings protection additional death benefit rider.

TOTAL RETURN FOR THE PERIODS ENDED December 31, 2000:

CHART 1 - STANDARD CONTRACT
Hypothetical Performance Returns, for period ending 12/31/00.

Note that these returns include "M&E" but do not reflect surrender charge, any charge for the optional earnings protection additional death benefit rider, or annual administrative fees. Inception Dates are the "fund manager" inceptions, not when the fund was added to Conseco's portfolio.


Fund Description                                                    Inception Date    1 Yr Pct     5 Yr Pct    10 Yr Pct
                                                                                                                  or
                                                                                                           Since Inception
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                5/1/00      N/A           N/A         -15.82%
Equity Portfolio                                                         12/3/65        1.29%       23.25%     N/A
Balanced Portfolio                                                        5/3/93        5.80%       16.91%       14.41%
High Yield Portfolio                                                      5/1/00      N/A           N/A           2.25%
Fixed Income Portfolio                                                    5/3/93        8.34%        4.74%        5.25%
Government Securities Portfolio                                           5/3/93       10.16%        3.88%        3.98%
Money Market Portfolio                                                   5/19/81        4.68%        3.86%     N/A

ALGER AMERICAN FUND
Alger American Growth Portfolio                                           1/9/89      -15.96%       17.45%       20.44%
Alger American Leveraged AllCap Portfolio                                1/25/95      -25.87%       21.67%       29.36%
Alger American MidCap Growth Portfolio                                    5/3/93        7.67%       17.42%       22.49%
Alger American Small Capitalization Portfolio                            9/21/88      -28.21%        5.57%       13.38%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund                                                 10/30/97      -11.85%       N/A          10.71%
VP International Fund                                                     5/1/94      -17.98%       15.64%       14.98%
VP Value Fund                                                             5/1/96       16.50%       N/A          11.34%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - Growth Fund                                                  5/1/96      -18.66%       N/A          10.53%
Berger IPT - Large Cap Growth Fund                                        5/1/96      -11.99%       N/A          19.71%
Berger IPT - Small Company Growth Fund                                    5/1/96       -7.85%       N/A          16.92%
Berger IPT - New Generation Fund                                          5/1/00      N/A           N/A         -41.35%
Berger IPT - International Fund                                           5/1/97      -11.42%       N/A           6.85%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)          10/7/93      -12.27%       16.95%       18.65%

DREYFUS STOCK INDEX FUND (Initial Shares)                                9/29/89      -10.54%       16.51%       17.43%

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF - Disciplined Stock Portfolio                                   5/1/96      -10.40%       N/A          14.21%
Dreyfus VIF - International Value Portfolio                                 5/1/96       -5.03%       N/A           6.58%

FEDERATED INSURANCE SERIES

Federated High Income Bond Fund II                                        3/1/94      -10.28%        3.03%        4.13%
Federated International Equity Fund II                                    5/8/95      -23.69%       15.04%       13.76%
Federated Utility Fund II                                                2/10/94      -10.21%        6.92%        8.81%
Federated International Small Company Fund II                             5/1/00      N/A           N/A         -21.44%

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                   N/A         N/A          N/A            N/A
First American Large Cap Growth Portfolio                                 N/A         N/A          N/A            N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund                                            5/27/94      -12.91%        2.71%        4.46%
INVESCO VIF - Equity Income Fund                                         8/10/94        3.41%       13.61%       15.56%
INVESCO VIF - Financial Services Fund                                    9/20/99       23.07%       N/A          27.29%
INVESCO VIF - Health Sciences Fund                                       7/28/97       28.73%       N/A          23.42%
INVESCO VIF - Real Estate Opportunity Fund                                4/1/98       26.85%       N/A           1.61%
INVESCO VIF - Technology Fund                                            7/14/97      -24.65%       N/A          33.46%
INVESCO VIF - Telecommunications Fund                                    9/20/99      -27.20%       N/A          14.82%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares)                       9/13/93      -32.77%       18.73%       23.04%
Growth Portfolio (Service Shares)                                       10/31/99      -15.94%       N/A         -15.90%
Worldwide Growth Portfolio (Service Shares)                             10/31/99      -17.16%       N/A         -17.12%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                       3/18/98       -1.48%       N/A           5.22%
Lazard Retirement Small Cap Portfolio                                    11/4/97       19.37%       N/A           4.90%

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                             12/11/89       14.17%       14.71%       14.19%

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                          9/10/84        5.30%        3.44%        4.54%
Partners Portfolio                                                       3/22/94       -0.69%       12.50%       14.84%
Midcap Growth Portfolio                                                  11/3/97       -8.75%       N/A          28.83%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                5/1/00      N/A           N/A          -2.51%
Pioneer Equity - Income VCT Portfolio                                    9/14/99       13.01%       N/A           8.18%
Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
OTC Fund                                                                  5/7/97      -39.05%       N/A          25.85%
Nova Fund                                                                 5/7/97      -21.41%       N/A          11.39%
U.S. Government Money Market Fund                                        11/2/98        3.77%       N/A           2.92%

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)               5/1/00         N/A        N/A         -44.92%
Seligman - Global Technology Portfolio (Class 2)                          5/1/00         N/A        N/A         -33.09%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                       5/8/92        5.12%     17.81%         17.82%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                                           12/31/96      -16.02%      N/A           25.79%

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                       9/1/89        0.45%      0.89%          6.02%
Worldwide Emerging Markets Fund                                         12/21/95      -42.67%     -4.17%         -4.35%
Worldwide Hard Assets Fund                                                9/1/89        9.86%      0.60%          7.15%
Worldwide Real Estate Fund                                               6/23/97       17.03%     N/A             5.12%


CHART 2 - CONTRACT WITH GMDB

Hypothetical Performance Returns, for period ending 12/31/00.

Note that these returns include "M&E" but do not reflect surrender charge, any charge for the optional earnings protection additional death benefit rider, or annual administrative fees. Inception Dates are the "fund manager" inceptions, not when the fund was added to Conseco's portfolio.



Fund Description                                                       Inception Date  1 Yr Pct   5 Yr Pct    10 Yr Pct

CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                  5/1/00      N/A          N/A        -15.99%
Equity Portfolio                                                           12/3/65       0.98%       22.88%     N/A
Balanced Portfolio                                                          5/3/93       5.48%       16.56%      14.06%
High Yield Portfolio                                                        5/1/00      N/A          N/A          2.04%
Fixed Income Portfolio                                                      5/3/93       8.02%        4.25%       4.74%
Government Securities Portfolio                                             5/3/93       9.84%        3.57%       3.67%
Money Market Portfolio                                                     5/19/81       4.36%        3.54%     N/A

ALGER AMERICAN FUND
Alger American Growth Portfolio                                             1/9/89     -16.21%       17.18%      19.88%
Alger American Leveraged AllCap Portfolio                                  1/25/95     -26.10%       21.07%      28.69%
Alger American MidCap Growth Portfolio                                      5/3/93       7.35%       17.26%      22.19%
Alger American Small Capitalization Portfolio                              9/21/88     -28.42%        5.15%      12.76%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund                                                   10/30/97     -12.12%      N/A         10.38%
VP International Fund                                                       5/1/94     -18.23%      15.09%      14.37%
VP Value Fund                                                               5/1/96      16.16%      N/A         10.68%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - Growth Fund                                                    5/1/96     -18.90%       N/A         10.03%
Berger IPT - Large Cap Growth Fund                                          5/1/96     -12.25%       N/A         19.35%
Berger IPT - Small Company Growth Fund                                      5/1/96      -8.12%       N/A         16.39%
Berger IPT - New Generation Fund                                            5/1/00      N/A          N/A        -41.47%
Berger IPT - International Fund                                             5/1/97     -11.69%       N/A          6.53%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)            10/7/93     -12.53%       16.44%      18.00%

DREYFUS STOCK INDEX FUND (Initial Shares)                                  9/29/89     -10.81%       15.99%      16.85%

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF - Disciplined Stock Portfolio                                     5/1/96     -10.67%        N/A         13.88%
Dreyfus VIF - International Value Portfolio                                   5/1/96      -5.31%        N/A          6.27%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                          3/1/94     -10.55%       2.70%       3.74%
Federated International Equity Fund II                                      5/8/95     -23.91%       14.50%      13.20%
Federated Utility Fund II                                                  2/10/94     -10.48%        6.48%       8.28%
Federated International Small Company Fund II                               5/1/00      N/A          N/A        -21.60%

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                    N/A         N/A          N/A          N/A
First American Large Cap Growth Portfolio                                  N/A         N/A          N/A          N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund                                              5/27/94     -13.17%       2.38%       4.12%
INVESCO VIF - Equity Income Fund                                           8/10/94       3.11%      13.24%      15.19%
INVESCO VIF - Financial Services Fund                                      9/20/99      22.70%      N/A         26.90%
INVESCO VIF - Health Sciences Fund                                         7/28/97      28.35%      N/A         23.05%
INVESCO VIF - Real Estate Opportunity Fund                                  4/1/98      26.47%      N/A          1.30%
INVESCO VIF - Technology Fund                                              7/14/97     -24.87%      N/A         33.06%
INVESCO VIF - Telecommunications Fund                                      9/20/99     -27.41%      N/A         14.48%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares)                         9/13/93     -32.97%       18.17%      22.38%
Growth Portfolio (Service Shares)                                         12/31/99     -16.19%       N/A        -16.15%
Worldwide Growth Portfolio (Service Shares)                               12/31/99     -17.41%       N/A        -17.37%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                         3/18/98      -1.77%       N/A          4.91%
Lazard Retirement Small Cap Portfolio                                      11/4/97      19.01%       N/A          4.49%

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                               12/11/89      13.83%      14.30%      13.81%

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                            9/10/84       4.99%         2.95%       5.87%
Partners Portfolio                                                         3/22/94      -0.99%        11.96%      14.23%
Midcap Growth Portfolio                                                    11/3/97      -9.02%        N/A         28.44%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                  5/1/00      N/A           N/A         -2.70%
Pioneer Equity - Income VCT Portfolio                                      9/14/99      12.67%        N/A          7.85%
Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
OTC Fund                                                                    5/7/97     -39.23%       N/A         25.47%
Nova Fund                                                                   5/7/97     -21.65%       N/A         11.06%
U.S. Government Money Market Fund                                          11/2/98       3.46%       N/A          2.61%

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                 5/1/00         N/A       N/A        -45.03%
Seligman - Global Technology Portfolio (Class 2)                            5/1/00         N/A       N/A        -33.27%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                         5/8/92       4.80%       17.28%      17.17%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                                             12/31/96     -16.27%       N/A         26.03%

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                         9/1/89       0.15%        0.41%       5.40%
Worldwide Emerging Markets Fund                                           12/21/95     -42.85%       -4.62%      -4.79%
Worldwide Hard Assets Fund                                                  9/1/89       9.53%       -0.15%       6.59%
Worldwide Real Estate Fund                                                 6/23/97      16.68%       N/A          4.34%


CHART 3 - CONTRACT WITH GMDB AND GMIB
Hypothetical Performance Returns, for period ending 12/31/00.

Note that these returns include "M&E" but do not reflect surrender charge, any charge for the optional earnings protection additional death benefit rider, or annual administrative fees. Inception Dates are the "fund manager" inceptions, not when the fund was added to Conseco's portfolio.


Fund Description                                                      Inception Date   1 Yr Pct   5 Yr Pct    10 Yr Pct

CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                   5/1/00      N/A         N/A        -16.16%
Equity Portfolio                                                            12/3/65       0.68%       22.51%     N/A
Balanced Portfolio                                                           5/3/93       5.17%       16.21%      13.72%
High Yield Portfolio                                                         5/1/00      N/A         N/A           1.84%
Fixed Income Portfolio                                                       5/3/93       7.70%        3.94%       4.43%
Government Securities Portfolio                                              5/3/93       9.51%        3.26%       3.36%
Money Market Portfolio                                                      5/19/81       4.05%        3.23%     N/A

ALGER AMERICAN FUND
Alger American Growth Portfolio                                              1/9/89     -16.46%       16.83%      19.52%
Alger American Leveraged AllCap Portfolio                                   1/25/95     -26.32%       20.71%      28.30%
Alger American MidCap Growth Portfolio                                       5/3/93       7.03%       16.91%      21.82%
Alger American Small Capitalization Portfolio                               9/21/88     -28.64%        4.84%      12.42%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund                                                    10/30/97     -12.38%        N/A         10.05%
VP International Fund                                                        5/1/94     -18.47%       14.75%      14.03%
VP Value Fund                                                                5/1/96      15.81%        N/A         10.35%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - Growth Fund                                                     5/1/96     -19.15%       N/A          9.70%
Berger IPT - Large Cap Growth Fund                                           5/1/96     -12.51%       N/A         19.00%
Berger IPT - Small Company Growth Fund                                       5/1/96      -8.40%       N/A         16.04%
Berger IPT - New Generation Fund                                             5/1/00      N/A          N/A        -41.58%
Berger IPT - International Fund                                              5/1/97     -11.95%       N/A          6.21%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)             10/7/93     -12.79%       16.09%      17.64%

DREYFUS STOCK INDEX FUND (Initial Shares)                                   9/29/89     -11.07%        15.64%      16.50%

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF - Disciplined Stock Portfolio                                      5/1/96     -10.94%        N/A         13.54%
Dreyfus VIF - International Value Portfolio                                    5/1/96      -5.59%        N/A          5.95%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                           3/1/94     -10.82%       2.39%        3.42%
Federated International Equity Fund II                                       5/8/95     -24.14%       14.15%      12.86%
Federated Utility Fund II                                                   2/10/94     -10.75%        6.16%       7.95%
Federated International Small Company Fund II                                5/1/00      N/A          N/A        -21.75%

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                     N/A         N/A               N/A         N/A
First American Large Cap Growth Portfolio                                   N/A         N/A               N/A         N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund                                               5/27/94     -13.43%       2.07%       3.81%
INVESCO VIF - Equity Income Fund                                            8/10/94       2.80%      12.90%      14.85%
INVESCO VIF - Financial Services Fund                                       9/20/99      22.34%      N/A         26.52%
INVESCO VIF - Health Sciences Fund                                          7/28/97      27.96%      N/A         22.68%
INVESCO VIF - Real Estate Opportunity Fund                                   4/1/98      26.09%      N/A          1.00%
INVESCO VIF - Technology Fund                                               7/14/97     -25.10%      N/A         32.66%
INVESCO VIF - Telecommunications Fund                                       9/20/99     -27.63%      N/A         14.14%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares)                          9/13/93     -33.17%       17.82%      22.01%
Growth Portfolio (Service Shares)                                          12/31/99     -16.44%       N/A        -16.40%
Worldwide Growth Portfolio (Service Shares)                                12/31/99     -17.66%       N/A        -17.61%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                          3/18/98      -2.06%      N/A          4.59%
Lazard Retirement Small Cap Portfolio                                       11/4/97      18.66%      N/A          4.18%

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                12/11/89      13.49%       13.96%      13.47%

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                             9/10/84       4.68%        2.64%       5.56%
Partners Portfolio                                                          3/22/94      -1.29%        11.62%      13.88%
Midcap Growth Portfolio                                                     11/3/97      -9.29%        N/A         28.06%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                   5/1/00      N/A         N/A         -2.90%
Pioneer Equity - Income VCT Portfolio                                       9/14/99      12.34%      N/A          7.53%
Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
OTC Fund                                                                     5/7/97     -39.41%       N/A         25.10%
Nova Fund                                                                    5/7/97     -21.88%       N/A         10.73%
U.S. Government Money Market Fund                                           11/2/98       3.15%       N/A          2.30%

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                 10/1/94     N/A           N/A        -45.14%
Seligman - Global Technology Portfolio (Class 2)                             5/1/96     N/A           N/A        -33.36%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                          5/8/92       4.49%       16.93%      16.82%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                                              12/31/96     -16.52%       N/A         25.66%

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                          9/1/89      -0.15%       0.11%       5.08%
Worldwide Emerging Markets Fund                                            12/21/95     -43.02%      -4.90%      -5.08%
Worldwide Hard Assets Fund                                                   9/1/89       9.20%      -0.45%       6.27%
Worldwide Real Estate Fund                                                  6/23/97      16.33%      N/A          4.03%


HISTORICAL UNIT VALUES

     The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

     In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

     The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

     The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

     The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

FEDERAL TAX STATUS

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

     Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     Regulations issued by the Treasury Department ("the Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

     Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

     Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

     Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

     If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Section 408 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

GIFTING A CONTRACT

     If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

DEATH BENEFITS

Any death benefits are taxable to the extent the contract value exceeds basis to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

     The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as an "incidental death benefit." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefit selected by you is considered to exceed such limits, the provisions of such benefit could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide in the case of death during the accumulation period for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers a death benefit which may exceed the greater of purchase payments or contract value. If the death benefit is determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

INCOME TAX WITHHOLDING

     All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

    When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from earnings. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received:
(a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

WITHDRAWALS - INVESTMENT ADVISER FEES

     The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

QUALIFIED PLANS

     The Contracts are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

     A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

     On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE
V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a. TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If your Contract is a tax-sheltered annuity, during the accumulation phase you may be able to take a loan out of the fixed account using the contract as collateral. No loans are permitted out of the investment options and no loans are permitted during the income phase. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money on the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions, and limitations regarding loans from your Contract.

b. INDIVIDUAL RETIREMENT ANNUITIES

     The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS

     Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59 1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, ("conversion deposits") unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

     Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.   GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER
SECTION 457

     Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

          attains age 701/2,
          separates from service,
          dies, or
          suffers an unforeseeable financial emergency as defined in the Code.

     Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2 (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the qualified contract; (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS - QUALIFIED PLANS

     Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. There are no mandatory distribution requirements for Roth IRAs prior to death. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

     The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some vases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing contracts. You should consult with our qualified plan sponsor and tax adviser to determine if these new rules are available for your benefit.

ANNUITY PROVISIONS

      The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

     A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

     1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

     2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

     The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the Contract

Maintenance Charge.

     The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

     The annuity unit value at the end of any subsequent valuation period is determined as follows:

     1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

         2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

     A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

FINANCIAL STATEMENTS

      The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.



                       Conseco Variable Insurance Company

              Consolidated Financial Statements as of December 31,
               2000 and 1999, and for the years ended December 31,
                               2000, 1999 and 1998

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. The consolidated financial statements give retroactive effect to the merger of Conseco Variable Insurance Company and Providential Life Insurance Company which has been accounted for as a pooling of interests as described in note 2 to the consolidated financial statements. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




                                                /s/ PricewaterhouseCoopers LLP
                                                --------------------------------
                                                PricewaterhouseCoopers LLP


April 6, 2001


                       CONSECO VARIABLE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET
                           December 31, 2000 and 1999
                              (Dollars in millions)


                                     ASSETS


                                                                                          2000              1999
                                                                                          ----              ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       2000 - $1,260.6; 1999 - $1,510.9)...............................................  $1,192.1           $1,416.7
    Equity securities at fair value (cost: 2000 - $9.1; 1999 - $47.8)..................       8.6               49.8
    Mortgage loans.....................................................................     100.0              108.0
    Policy loans.......................................................................      75.7               75.5
    Other invested assets .............................................................      73.3               50.8
                                                                                         --------           --------

          Total investments............................................................   1,449.7            1,700.8

Cash and cash equivalents..............................................................      78.8               83.4
Accrued investment income..............................................................      24.9               35.6
Cost of policies purchased.............................................................     116.1              138.0
Cost of policies produced..............................................................     214.1              147.6
Reinsurance receivables................................................................      22.4               26.4
Goodwill...............................................................................      43.7               45.3
Assets held in separate accounts.......................................................   1,825.5            1,457.0
Other assets...........................................................................       5.4                5.8
                                                                                         --------           --------

          Total assets.................................................................  $3,780.6           $3,639.9
                                                                                         ========           ========





















                            (continued on next page)


                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                     CONSOLIDATED BALANCE SHEET (Continued)
                           December 31, 2000 and 1999
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                           2000             1999
                                                                                           ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,128.6           $1,289.2
       Traditional products............................................................     270.9              255.1
       Claims payable and other policyholder funds.....................................      36.3               64.1
       Liabilities related to separate accounts........................................   1,825.5            1,457.0
    Income tax liabilities.............................................................      49.4               34.0
    Investment borrowings..............................................................      58.5              135.1
    Other liabilities..................................................................      15.0               14.9
                                                                                         --------           --------

            Total liabilities..........................................................   3,384.2            3,249.4
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     393.5              393.5
    Accumulated other comprehensive loss...............................................     (25.2)             (29.1)
    Retained earnings..................................................................      28.1               26.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     396.4              390.5
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,780.6           $3,639.9
                                                                                         ========           ========























                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF OPERATIONS
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)


                                                                          2000              1999            1998
                                                                          ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 91.0           $ 92.1            $ 95.7
    Net investment income............................................     315.8            298.9             199.5
    Net gains (losses) from sale of investments......................     (12.1)           (10.0)             18.5
                                                                         ------           ------            ------

          Total revenues.............................................     394.7            381.0             313.7
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     296.3            284.1             190.3
    Amortization.....................................................      30.3             14.3              34.0
    Other operating costs and expenses...............................      44.1             41.5              42.1
                                                                         ------           ------            ------

          Total benefits and expenses................................     370.7            339.9             266.4
                                                                         ------           ------            ------

          Income before income taxes.................................      24.0             41.1              47.3

Income tax expense...................................................       9.2             14.4              16.6
                                                                         ------           ------            ------

          Net income.................................................    $ 14.8           $ 26.7            $ 30.7
                                                                         ======           ======            ======




























                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1997.................................   $430.9          $393.5               $  8.8          $ 28.6

   Comprehensive income, net of tax:
     Net income............................................     30.7             -                    -              30.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.2

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    419.2           393.5                  (.7)           26.4

   Comprehensive loss, net of tax:
     Net income............................................     26.7             -                     -             26.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
         of $16.1).........................................    (28.4)            -                  (28.4)             -
                                                              ------

         Total comprehensive loss..........................     (1.7)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................    390.5           393.5                (29.1)           26.1

   Comprehensive income, net of tax:
     Net income............................................     14.8             -                    -              14.8
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax
         expense of $2.2)..................................      3.9             -                    3.9             -
                                                              ------

         Total comprehensive income........................     18.7

   Dividends on common stock...............................    (12.8)            -                    -             (12.8)
                                                              ------          ------               ------          ------

Balance, December 31, 2000.................................   $396.4          $393.5               $(25.2)         $ 28.1
                                                              ======          ======               ======          ======











                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)


                                                                         2000              1999             1998
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    14.8        $    26.7         $    30.7
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      30.3             14.3              43.4
         Income taxes................................................      11.4             12.0              (1.0)
         Insurance liabilities.......................................      88.9            162.6             120.0
         Accrual and amortization of investment income...............       4.3            (11.4)              1.6
         Deferral of cost of policies produced.......................     (84.2)           (62.7)            (35.3)
         Net (gains) losses from sale of investments.................      12.1             10.0             (18.5)
         Other.......................................................      (1.0)            (3.8)            (37.2)
                                                                      ---------        ---------         ---------

         Net cash provided by operating activities...................      76.6            147.7             103.7
                                                                      ---------        ---------         ---------

Cash flows from investing activities:
   Sales of investments..............................................   1,115.3            904.8           1,185.0
   Maturities and redemptions........................................      53.8            109.0             145.5
   Purchases of investments..........................................  (1,587.6)        (1,502.0)         (1,420.7)
                                                                      ---------        ---------         ---------

         Net cash used by investing activities.......................    (418.5)          (488.2)            (90.2)
                                                                      ---------        ---------         ---------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     893.7            654.1             400.4
   Investment borrowings.............................................     (76.6)            69.4               4.7
   Withdrawals from insurance liabilities............................    (467.0)          (324.8)           (385.0)
   Dividends paid on common stock....................................     (12.8)           (27.0)            (32.9)
                                                                      ----------       ---------         ---------

         Net cash provided (used) by financing activities............     337.3            371.7             (12.8)
                                                                      ---------        ---------         ---------

         Net increase (decrease) in cash and cash equivalents........      (4.6)            31.2                .7

Cash and cash equivalents, beginning of year.........................      83.4             52.2              51.5
                                                                      ---------        ---------         ---------

Cash and cash equivalents, end of year............................... $    78.8        $    83.4         $    52.2
                                                                      =========        =========         =========












                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company with subsidiaries operating throughout the United States. Conseco's insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance and other insurance products. Conseco's finance subsidiaries originate, securitize and service manufactured housing, home equity, retail credit and floorplan loans. Conseco's operating strategy is to grow its business by focusing its resources on the development and expansion of profitable products and strong distribution channels, to seek to achieve superior investment returns through active asset management and to control expenses.

     The consolidated financial statements also include the effect of the January 1, 2000, merger of Providential Life Insurance Company ("Providential", a wholly owned subsidiary of Conseco since its acquisition on September 30,
1997) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the consolidated statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on September 30, 1997. Intercompany transactions among the consolidated companies have been eliminated in consolidation.

     The following summary explains the accounting policies we use to prepare our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board ("FASB"), the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1999 and 1998 financial statements and notes to conform with the 2000 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     When we sell a security (other than a trading security), we report the difference between the sale proceeds and amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

     Assets Held in Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the gain or loss realized and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income (loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable. If we determine a portion of the unamortized balance is not recoverable, it is charged to amortization expense.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. We also defer renewal commissions paid in excess of ultimate commission levels related to the purchased policies in this account. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40- year period. The total accumulated amortization of goodwill was $17.6 million and $16.1 million at December 31, 2000 and 1999, respectively. We continually monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. At December 31, 2000, goodwill is also recoverable from projected net cash flows from estimated earnings (including earnings on projected amounts of new business consistent with the Company's business plan), discounted at rates we believe are appropriate for the business. If we were to determine that changes in undiscounted projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as a result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $11.1 million, $23.1 million and $21.0 million in 2000, 1999 and 1998, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $10.1 million, $20.8 million and $21.8 million in 2000, 1999 and 1998, respectively.

     From time-to-time, we assume insurance from other companies. Any costs associated with the assumption of insurance are amortized consistent with the method used to amortize the cost of policies produced described above. Reinsurance premiums assumed totaled $4.9 million, $18.7 million and $15.6 million in 2000, 1999 and 1998, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $86.3 million during 2000 and $137.7 million during 1999. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.8 percent and 5.0 percent in 2000 and 1999, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2000). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations. The market value of policy loans approximates their carrying value.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Here are the estimated fair values of our financial instruments:

                                                                              2000                          1999
                                                                   ------------------------      -------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,192.1        $1,192.1      $1,416.7        $1,416.7
   Equity securities ...........................................        8.6             8.6          49.8            49.8
   Mortgage loans...............................................      100.0            97.7         108.0           102.8
   Policy loans.................................................       75.7            75.7          75.5            75.5
   Other invested assets........................................       73.3            73.3          50.8            50.8
   Cash and cash equivalents....................................       78.8            78.8          83.4            83.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,128.6         1,128.6       1,289.2         1,289.2
   Investment borrowings........................................       58.5            58.5         135.1           135.1

--------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2000 and 1999. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest- sensitive products. However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" and Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" ("SFAS 138") requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. We will adopt SFAS 133 as of January 1, 2001. Because of our minimal use of derivatives, we do not anticipate that the adoption of the new standard and implementation guidance approved by FASB prior to December 31, 2000, will have a material impact on the Company's financial position or results of operations.

2.   MERGER

     On January 1, 2000, Providential was merged with the Company, with the Company being the surviving corporation. At the time of the merger, all 10,000 shares of Providential's $100 par value common stock were cancelled. Each share of common stock of the Company issued and outstanding at January 1, 2000, remained outstanding as the common stock of the merged company.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Providential was acquired by Conseco on September 30, 1997, in a business combination accounted for under the purchase method of accounting. As described in note 1, the consolidated financial statements include the assets and liabilities of Providential at December 31, 2000 and 1999, and its results of operations, changes in shareholder's equity and cash flows as if the merger occurred on September 30, 1997. The impact of the merger on certain balances reflected in the consolidated financial statements was as follows:

                                                         Amount Prior to                         Reported
                                                        Effect of Merger      Providential        Amount
                                                        ----------------      ------------        ------
                                                                          (Dollars in millions)

1999
----
Total assets.........................................        $3,613.8             $26.1          $3,639.9
Total liabilities....................................         3,238.1              11.3           3,249.4
Total shareholder's equity...........................           375.7              14.8             390.5
Revenues.............................................           359.7              21.3             381.0
Net income...........................................            25.2               1.5              26.7

1998
----
Revenues.............................................           290.1              23.6             313.7
Net income...........................................            30.6                .1              30.7


3.   INVESTMENTS:

     At December 31, 2000, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  693.4        $1.7        $38.9      $  656.2
   United States Treasury securities and obligations of
     United States government corporations and agencies................      25.6          .9          -            26.5
   States and political subdivisions...................................      11.7          .1           .3          11.5
   Debt securities issued by foreign governments.......................      11.9         -             .5          11.4
   Mortgage-backed securities .........................................     408.2         1.7          4.5         405.4
Below-investment grade (primarily corporate securities)................     109.8          .1         28.8          81.1
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,260.6        $4.5        $73.0      $1,192.1
                                                                         ========        ====        =====      ========

Equity securities......................................................  $    9.1        $ -         $  .5      $    8.6
                                                                         ========        ====        =====      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

    At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                        (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  859.7        $2.2        $60.4      $  801.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,510.9        $4.9        $99.1      $1,416.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

     Accumulated other comprehensive loss is primarily comprised of unrealized losses on actively managed fixed maturity investments. Such amounts, included in shareholder's equity as of December 31, 2000 and 1999, were summarized as follows:

                                                                                                        2000       1999
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)
Unrealized losses on investments.....................................................................  $(74.9)    $(91.9)
Adjustments to cost of policies purchased and cost of policies produced..............................    35.4       46.3
Deferred income tax benefit..........................................................................    14.3       16.5
                                                                                                       ------     ------

       Accumulated other comprehensive loss..........................................................  $(25.2)    $(29.1)
                                                                                                       ======     ======

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 2000, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)

Due in one year or less........................................................................   $    7.6      $    7.6
Due after one year through five years..........................................................       72.7          71.5
Due after five years through ten years.........................................................      176.2         159.3
Due after ten years............................................................................      594.3         546.8
                                                                                                  --------      --------

    Subtotal...................................................................................      850.8         785.2
Mortgage-backed securities (a).................................................................      409.8         406.9
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,260.6      $1,192.1
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized cost and estimated fair value of $1.6 million and $1.5 million, respectively.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


       Net investment income consisted of the following:

                                                                                          2000         1999         1998
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $ 99.4        $116.1      $119.9
Equity securities....................................................................       5.2          12.2         3.2
Mortgage loans.......................................................................       8.8           9.9        12.1
Policy loans.........................................................................       4.8           4.8         5.1
Other invested assets................................................................       5.2           3.5        13.3
Cash and cash equivalents............................................................       2.3           2.1         2.9
Separate accounts....................................................................     191.2         151.8        44.1
                                                                                         ------        ------      ------

    Gross investment income..........................................................     316.9         300.4       200.6
Investment expenses..................................................................       1.1           1.5         1.1
                                                                                         ------        ------      ------

       Net investment income.........................................................    $315.8        $298.9      $199.5
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 2000, 1999 and 1998.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  5.3       $  8.6       $ 34.0
    Gross losses.......................................................................   (13.2)       (14.5)       (12.4)
    Other than temporary decline in fair value.........................................    (4.2)        (1.3)         -
                                                                                         ------       ------       ------

         Net investment gains (losses) from fixed maturities before expenses...........   (12.1)        (7.2)        21.6

Equity securities......................................................................     6.5           .3           .1
Other than temporary decline in fair value of other invested assets....................    (4.3)         -            -
Other..................................................................................      .4           .4          -
                                                                                         ------       ------       ------

         Net investment gains (losses) before expenses.................................    (9.5)        (6.5)        21.7
Investment expenses....................................................................     2.6          3.5          3.2
                                                                                         ------       ------       ------

         Net investment gains (losses).................................................  $(12.1)      $(10.0)      $ 18.5
                                                                                         ======       ======       ======

     At December 31, 2000, the mortgage loan balance was primarily comprised of commercial loans. Approximately 17 percent, 11 percent, 10 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 2000. Our allowance for loss on mortgage loans was $.3 million at both December 31, 2000 and 1999.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $13.4 million at December 31, 2000.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 2000, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


4.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      2000            1999
                                                         ----------   ----------   ----------      ----            ----
                                                                                                  (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)       $  834.3       $  976.7
       Universal life-type contracts...................      N/A          N/A          N/A          294.3          312.5
                                                                                                 --------       --------

         Total interest-sensitive products.............                                           1,128.6        1,289.2
                                                                                                 --------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.5%          166.3          149.3
                                                          experience
       Limited-payment contracts.......................    Company        (b)         7.5%          104.6          105.8
                                                          experience                             --------       --------
                                                         if applicable

         Total traditional products....................                                             270.9          255.1
                                                                                                 --------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           36.3           64.1
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,825.5        1,457.0
                                                                                                 --------       --------

       Total...........................................                                          $3,261.3       $3,065.4
                                                                                                 ========       ========

-------------
   (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

   (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

   (c) At December 31, 2000 and 1999, approximately 96 percent and 97 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 2000.

5.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                      2000           1999
                                                                                                      ----           ----
                                                                                                     (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  4.0         $  3.6
    Cost of policies purchased and cost of policies produced...................................       94.0           75.3
    Insurance liabilities......................................................................      (50.2)         (39.2)
    Unrealized depreciation....................................................................      (14.3)         (16.5)
    Other......................................................................................        6.0           11.2
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       39.5           34.4
Current income tax liabilities (assets)........................................................        9.9            (.4)
                                                                                                    ------         ------

         Income tax liabilities................................................................     $ 49.4         $ 34.0
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


       Income tax expense was as follows:


                                                                                               2000       1999       1998
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)

Current tax provision (benefit)...........................................................    $(11.7)     $ 4.3      $20.8
Deferred tax provision (benefit)..........................................................      20.9       10.1       (4.2)
                                                                                              ------      -----      -----

         Income tax expense...............................................................    $  9.2      $14.4      $16.6
                                                                                              ======      =====      =====

     A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the statement of operations is as follows:


                                                                                                2000       1999       1998
                                                                                                ----       ----       ----

U.S. statutory corporate rate.............................................................      35.0%      35.0%      35.0%
State taxes...............................................................................        .8        1.5        1.0
Other.....................................................................................       2.5       (1.5)       (.9)
                                                                                               -----       ----      -----

         Income tax expense...............................................................      38.3%      35.0%      35.1%
                                                                                                ====       ====       ====

6.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 2000, includes: (i) accruals of $.5 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 2000; and (ii) receivables of $1.6 million that we estimate will be recovered through a reduction in future premium taxes as a result of such future and prior assessments. At December 31, 1999, such guaranty fund assessment related accruals were $1.6 million and such receivables were $1.1 million. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $.7 million in 2000 and $1.1 million in both 1999 and 1998.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.3 million in 2000, $43.4 million in 1999 and $37.8 million in 1998.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


7.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:


                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $955.5        $720.4      $467.9
    Reinsurance assumed...............................................................       4.9          18.7        15.6
    Reinsurance ceded.................................................................     (11.1)        (23.1)      (21.0)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     949.3         716.0       462.5
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     893.7         654.1       400.4
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      55.6          61.9        62.1
Fees and surrender charges on interest-sensitive products.............................      35.4          30.2        33.6
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 91.0        $ 92.1      $ 95.7
                                                                                          ======        ======      ======

     The four states with the largest shares of 2000 collected premiums were California (16 percent), Florida (11 percent), Texas (11 percent) and Michigan (8 percent). No other state accounted for more than 5 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $138.0       $104.8      $113.6
    Amortization......................................................................     (11.1)        (4.5)      (21.5)
    Amounts related to fair value adjustment of actively managed fixed maturities.....     (10.8)        37.7        11.8
    Other ............................................................................       -            -            .9
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $116.1       $138.0      $104.8
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 10 percent of the December 31, 2000, balance of cost of policies purchased in 2001, 9 percent in 2002, 8 percent in 2003, 7 percent in 2004 and 7 percent in 2005. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.8 percent to 8.0 percent and averaged 5.9 percent.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Changes in the cost of policies produced were as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $147.6       $ 82.5      $ 55.9
    Additions.........................................................................      84.2         62.7        35.3
    Amortization......................................................................     (17.6)        (8.3)      (11.0)
    Amounts related to fair value adjustment of actively managed fixed maturities            (.1)        10.7         2.3
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $214.1       $147.6      $ 82.5
                                                                                          ======       ======      ======

8.   STATEMENT OF CASH FLOWS:

     Income taxes refunded (paid) during 2000, 1999, and 1998, were $5.2 million, ($2.1) million and ($17.1) million, respectively.

9.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:

                                                                                     2000            1999
                                                                                     ----            ----
                                                                                      (Dollars in millions)

   Statutory capital and surplus.................................................. $102.0           $112.6
   Asset valuation reserve........................................................   38.5             41.4
   Interest maintenance reserve...................................................   55.0             66.7
                                                                                   ------           ------

       Total...................................................................... $195.5           $220.7
                                                                                   ======           ======

     Our statutory net income (loss) was $(6.3) million, $14.6 million and $32.7 million in 2000, 1999 and 1998, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2001 of $10.2 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles in a process referred to as codification. Such principles are summarized in the Accounting Practices and Procedures Manual. The revised manual is effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that we use to prepare our statutory-basis financial statements. However, we believe the impact of these changes to our statutory-based capital and surplus as of January 1, 2001, will not be significant.

                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

A.   FINANCIAL STATEMENTS

     The financial statements of Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

B.   EXHIBITS

1.   Resolution   of  Board  of  Directors  of  the  Company   authorizing   the
     establishment of the Separate Account.+++

2.   Not Applicable.

3.  (i)  Form of Principal Underwriter's Agreement.##
    (ii) Form of Selling Agreement.##

4.  (i)(a) Individual Flexible Premium Deferred Annuity Contract
           Fixed and Variable Accounts##
    (i)(b) Individual Flexible Premium Deferred Variable Annuity Contract## (ii) Guaranteed Minimum Death Benefit Rider## (iii) Guaranteed Minimum Income Benefit Rider## (iv) Waiver of Contingent Deferred Sales Charges for Unemployment Rider## (v) Waiver of Contingent Deferred Sales Charges for Nursing Care
           Confinement Rider##
    (vi)   Waiver of Contingent Deferred Sales Charges for Terminal Illness
           Rider##
    (vii)  Earnings Protection Additional Death Benefit Rider##
    (viii) Internal Appeals Endorsement##
    (ix)   Individual Retirement Annuity Endorsement##
    (x)    Roth Individual Retirement Annuity Endorsement##
    (xi)   Section 403(b) Annuity Endorsement##

5.   Application Form##

6.  (i) Articles of Incorporation of the Company.*
   (ii) Articles of Amendment to the Articles of Incorporation of the Company+
   (iii) Amended and Restated By-Laws of the Company+

7.   Not Applicable.

8. (i) Form of Fund Participation Agreement by and among The Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.**

     (ii) Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.**

     (iii)Form of Fund Participation by and between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.**

     (iv) Form of Fund Participation between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.**

     (v) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.**

     (vi) Form of Fund  Participation  Agreement by and between American Century
          Investment  Services,   Inc.  and  Great  American  Reserve  Insurance
          Company.**

     (vii)Form  of  Fund   Participation   Agreement  between  INVESCO  Variable
          Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.***

   (viii) Form of Fund Participation Agreement between Rydex Variable Trust and the Company.+

     (ix) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust and the Company.++

     (x) Form of Fund Participation Agreement between Seligman Portfolios, Inc. and the Company.#

     (xi) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc. and the Company.#

9.   Opinion and Consent of Counsel.##

10.  Consent of Independent Accountants.

11.  Not Applicable.

12.  Not Applicable.

13.  Not Applicable.

14.  Not Applicable.

15. Company Organizational Chart.+

*Incorporated by reference to Form N-4 (Conseco Variable Annuity Account F - File Nos. 333-40309 and 811-08483) filed electronically on November 14, 1997.

**Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (Conseco Variable Annuity Account F - File Nos. 333-40309 and 811-08483) filed electronically on February 3, 1998.

***Incorporated by reference to Conseco Variable Annuity Account G, Form N-4, File Nos. 333-00373 and 811-07501, filed electronically on January 23, 1996.

+Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (Conseco Variable Annuity Account H) (File Nos. 333-90737 and 811-09693) filed electronically on April 28, 2000.

++Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 (Conseco Variable Annuity Account F) (File Nos. 333-40309 and 811-08483) filed electronically on December 29, 2000.

+++Incorporated by reference to initial Registration Statement on Form N-4 (Conseco Variable Annuity Account I) (File Nos. 333-53836 and 811-10213) filed electronically on January 17, 2001.

#Incorporated by reference to Registrant's Post-Effective Amendment No. 21 (File No. 33-2460) filed electronically on May 1, 2001.

## Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Conseco Variable Annuity Account I) (File Nos. 333-53836 and 811-10213) filed electronically on May 15, 2001.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following are the Executive Officers and Directors of the Company which are engaged directly or indirectly in activities relating to the Registrant or the Contracts offered by the Registrant:

Name and Principal              Position and Offices
  Business Address*                with Depositor
- -------------------  ---------------------------------------

Ronald F. Ruhl          Director

John M. Howard          Director

David K. Herzog         Director, Executive Vice President, General Counsel
                        and Secretary

Thomas J. Kilian        Director and President

James S. Adams          Director, Senior Vice President, Chief Accounting
                        Officer and Treasurer

*The Principal business address for all officers and directors listed above is 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Company organizational chart was filed as Exhibit 15 in Post-Effective Amendment No. 1 to Form N-4 (Conseco Variable Annuity Account H - File Nos. 333-90737 and 811-09693) and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

 Not Applicable.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than the Registrant):

     Conseco Variable Annuity Account C Conseco Variable Annuity Account E Conseco Variable Annuity Account F Conseco Variable Annuity Account G Conseco Variable Annuity Account H Conseco Fund Group Conseco Advisor Variable Annuity Account BMA Variable Life Account A Conseco Variable Account L

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

     Name and Principal        Positions and Offices
     Business Address          with Underwriter
     ------------------------  ---------------------------------------

     Donald B. Johnston        President and Director

     William P. Kovacs         Vice President, General Counsel,
                             Secretary and Director

     James S. Adams            Senior Vice President, Chief Accounting
                               Officer, Treasurer and Director

     William T. Devanney, Jr.  Senior Vice President, Corporate
                               Taxes

(c)   Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     Conseco Variable Insurance Company, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

     e. The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, and State of Indiana on this 23 day of July, 2001.

                               CONSECO VARIABLE ANNUITY
                               ACCOUNT I
                               Registrant

                           By: CONSECO VARIABLE INSURANCE COMPANY

                             By: /s/ THOMAS J. KILIAN
                               ------------------------------

                           By: CONSECO VARIABLE INSURANCE COMPANY
                                Depositor

                             By: /s/ JAMES S. ADAMS
                               -------------------------------

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                        Title                                  Date
---------                        -----                                  ----




/S/ RONALD F. RUHL                  Director                            7/18/01
-----------------------------------                                    ------------
    Ronald F. Ruhl




/S/ THOMAS J. KILIAN                Director and President              7/23/01
----------------------------------  (principal executive officer)       ------------
    Thomas J. Kilian



/S/ JAMES S. ADAMS                  Senior Vice President,              7/18/01
----------------------------------- Chief Accounting Officer, Treasurer -------------
    James S. Adams                  and Director (principal financial
                                    officer and principal accounting officer)


/S/ DAVID K. HERZOG                                                     7/23/01
----------------------------------- Director                            -------------
    David K. Herzog



----------------------------------- Director                            ------------
    John M. Howard


                            EXHIBITS TO

                 POST-EFFECTIVE AMENDMENT NO. 1 TO

                             FORM N-4

                        INDEX TO EXHIBITS

EX-99.B.10      Consent of Independent Accountants